Document and Entity Information	Nov. 09, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2020
Entity Registrant Name	Canopy Growth Corp
Entity Central Index Key	0001737927
Entity Emerging Growth Company	false
Entity File Number	001-38496
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1 Hershey Drive
Entity Address, City or Town	Smiths Falls
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K7A 0A8
City Area Code	855
Local Phone Number	558-9333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CGC
Security Exchange Name	NYSE